Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account Money Market Funds (1)	$575,487,805	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$23,812,670	$—	$—
Derivative warrant liabilities - Private warrants	$—	$—	$28,660,780

	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury bills (2)	$575,282,641	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$43,508,330	$—	$—
Derivative warrant liabilities - Private warrants	$—	$—	$22,003,330

(1)	Includes $654 in cash
(2)	Includes $667 in cash
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in October 2020, as the Public Warrants were separately listed and traded in October 2020. There were no transfers between levels in the year ended December 31, 2021.
Level 1 assets include investments in money market funds that invest solely in U.S. government securities and U.S. Treasury Bills. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The Company utilizes a Black-Scholes model to estimate the fair value of the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
For the year
ended December 31, 2021, the Company recognized income from the change in the fair value of derivative warrant liabilities of approximately $13.0 million, resulting from a decrease in the fair value of the derivative warrant liabilities, as presented on the accompanying consolidated
statements of operations.
For the period from June 10, 2020 (inception) through December 31, 2020, the Company recognized a charge to the consolidated
statement of operations resulting from a decrease in the fair value of liabilities of approximately $
22.4
 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The change in the fair value of the derivative warrant liabilities, measured using level 3 inputs, for the year ended December 31, 2021, and the period from June 10, 2020 (inception) through December 31, 2020, is summarized as follows:

Derivative warrant liabilities at June 10, 2020 (inception)	$—
Issuance of Public and Private Warrants - Level 3	43,100,000
Change in fair value of derivative warrant liabilities	7,270,000
Transfers of Public Warrants to Level 1 measurement	(28,366,670)

Derivative warrant liabilities - Level 3, at December 31, 2020	$22,003,330

Derivative warrant liabilities - Level 3, at December 31, 2020	$22,003,330
Change in fair value of derivative warrant liabilities	6,657,450

Derivative warrant liabilities - Level 3, at December 31, 2021	$28,660,780

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s Private Placement Warrants at their measurement dates:

	As of December 31, 2021	As of December 31, 2020

Volatility	17.6%	10% - 25.5%
Stock price	$ 9.92	$ 10.89
Time to M&A	0.25	1
Risk-free rate	1.28%	0.48%
Dividend yield	0.0%	0.0%
The primary significant unobservable input used in the fair value measurement of the Company’s private warrants is the expected volatility of the ordinary shares. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. In determining the expected volatility, the Company derived the expected volatility from observable public warrant pricing on comparable ‘blank-check’ companies.